Soundwatch Capital Core Hedged Equity Fund
Soundwatch Capital Core Hedged Equity Fund
Investment Objective
The Soundwatch Capital Core Hedged Equity Fund (the “Fund”) seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Soundwatch Capital Core Hedged Equity Fund Institutional Class
Management Fees	0.85%
Other Expenses	0.45%	[1]
Acquired Fund Fees and Expenses	0.09%	[2]
Total Annual Fund Operating Expenses	1.39%
Less: Fee Waiver and/or Expense Reimbursement	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.24%	[3]
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses ("AFFE") are based on estimated amounts for the current fiscal year.
[3]	Soundwatch Capital, LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding taxes, interest expense, dividends on securities sold short and extraordinary expenses, and AFFE) in order to limit the Total Annual Fund Operating Expenses to 1.15% of average daily net assets of the Fund's Institutional Class (the "Expense Cap"). The Expense Cap will remain in effect through at least July 1, 2018, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to, if different, the Expense Cap at the time of waiver/payment or the Expense Cap at the time of recoupment, whichever is lower.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first two years).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years
Soundwatch Capital Core Hedged Equity Fund | Institutional Class | USD ($)	126	409

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund
The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a core portfolio of equity securities ( i.e., U.S. exchange-listed common stocks), equity index futures, and/or exchange-traded funds (“ETFs”) that track the S&P 500 Index. For purposes of this 80% investment policy, the Adviser will consider the underlying holdings of any ETFs in which the Fund invests. On the core portfolio, the Fund systematically writes (sells) equity index and/or ETF call options, covered calls and option spreads to generate additional income. A portion of this income is used to systematically purchase a series of protective equity index and/or ETF put options on the entire equity exposure to reduce the negative impact of stock market declines on long-term performance. The Fund is a “core equity strategy” designed to provide more stable risk-adjusted returns across market cycles compared to an investment in the benchmark index.

The Fund follows a proprietary rules-based BUY, HOLD & HEDGE™ strategy. It systematically selects option strikes, maturities, and trade dates based upon several measureable market factors. Through the use of options, the Fund intends to reduce the volatility inherent in equity investments while generating long‑term equity returns in line with the benchmark index. Thus, the Fund seeks to provide an efficient trade-off between risk and reward, where risk is characterized by volatility or fluctuations in value over time, as well as drawdown risk (tail risk). Under certain market conditions, the selling of call options and purchasing of protective put options may also limit the upside returns of the Fund.

The Adviser may utilize the following methods of security analysis when making purchase and sales decisions:

•	Fundamental – analysis performed on historical and present data, with the goal of making financial forecasts;

•	Technical – analysis performed on historical and present data, focusing on price and trade volume, to forecast the direction of prices; and

•	Cyclical – analysis performed on historical relationships between price and market trends, to forecast the direction of prices.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund.  In particular, the following risks could affect the value of your investment:

Equity Securities Risk:  The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

ETF Risk:  When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying securities that the ETF holds.  The Fund also will incur brokerage costs when it purchases ETFs.

Implied Volatility Risk:  When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward.  The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options ( i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s net asset value.

Investment Strategy Risk:  The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Adviser in using these investment strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Leverage Risk:  Certain derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk of losing more than its original investment. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Market Risk:  The prices of the securities in which the Fund invests may decline for a number of reasons. These reasons may include changing economic circumstances and perceptions about the creditworthiness of individual issuers. Markets are volatile and values of individual securities can decline significantly in value in response to adverse issuer, political, regulatory, market, economic, and other developments that may cause broad changes in market values.

Models and Data Risk:  The Adviser relies on its proprietary model (“Models and Data”) in making investment decisions for the Fund.  When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential loss.

New Fund Risk:  The Fund is new with no operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Options Risk:  Options are complex securities that involve risks and are not suitable for everyone. Option trading can be speculative in nature and carry substantial risk of loss. Options are derivatives and may be subject to greater fluctuations in value than an investment in the underlying securities. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer of the option the obligation to buy, the underlying security, index, currency or other instrument at a specified exercise price.  A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at a specified exercise price. There are significant differences between securities and options that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.  Options may also be illiquid and the Fund may have difficulty closing out its position prior to expiration.

Protective Put Option Risk:  When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value.

Transactions Risk:  The Fund could experience a loss, and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Writing Covered Call Option Risk:  By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the underlying securities above the exercise prices of the written options, but will continue to bear the risk of declines in the value of such securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying securities over time.  If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Fund’s website at www.soundwatchfunds.com or by calling the Fund toll-free at 888-BHH-4601 (888-244-4601).